Organization and Description of Business	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Anyi Network Inc. (collectively with its consolidated subsidiaries described below, the "Company", or "Anyi Network" when specific reference is made) was incorporated on September 29, 2017 under the laws of the Cayman Islands. Through direct ownership, the Company established subsidiaries in Hong Kong and the People's Republic of China ("PRC") with the vision to become a strong provider of information technology and Internet services for small and medium enterprises ("SME") in PRC, and to continuously provide more advanced, easy-to-use, and practical products and services for more enterprises and businesses.

Through variety of accounting software and ERP, we help the SMEs in PRC to meet their needs in the corporate finance and enterprise management sector by providing them with internet-based, professional, personalized, service-oriented, lightweight information management solutions. The Company has become one of the best next-generation financial and business management software provider in PRC with our brand-new technology, business philosophy, strong financial strength, and efficient market operation.

Currently, the Company's operations are carried out in PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of PRCs economy. The Company's operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation, and among other things.

As of the filing date, the Company's subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Anyi Technology Limited ("Anyi Technology")	October 23, 2017	Hong Kong	100%	Product marketing hub
Jiangsu AnYiWang Network Technology Co., Ltd. ("Jiangsu AnYiWang")	November 13, 2017	PRC	100%	Software development and provider
Beijing AnYiWang Technology Co., Ltd. ("Beijing AnYiWang")	January 2, 2018	PRC	100%	Software development and provider
Changzhou AnYiWang Network Technology Co., Ltd. ("Changzhou AnYiWang")	November 27, 2017	PRC	100%	Software development and provider
Lianyungang AnYiWang Software Co., Ltd. ("Lianyungang AnYiWang")	November 20, 2017	PRC	100%	Software development and provider
Tongshan Naquan Technology Service Co., Ltd. ("Tongshan Naquan")	May 3, 2018	PRC	100%	Software development and provider
Hubei AnYiWang Network Technology Co., Ltd. ("Hubei AnYiWang")	March 8, 2018	PRC	100%	Software development and provider

We use the term "fiscal 2020" to represent the year ended December 31, 20 2020, and "fiscal 2019" to represent the year ended December 31, 2019.